Financial Instruments-Non Recurring Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives Fair Value [Line Items]
Vessels held for sale	$ 48,000	$ 39,750
Vessels held and used	0	16,322
Vessels, net	0	0
Deferred charges	0	178
Goodwill	0	0
Total	48,000	56,250
[FairValueInputsLevel1Member]
Derivatives Fair Value [Line Items]
Vessels held for sale	0	0
Vessels held and used	0	0
Vessels, net	0	0
Deferred charges	0	0
Goodwill	0	0
Total	0	0
[FairValueInputsLevel2Member]
Derivatives Fair Value [Line Items]
Vessels held for sale	0	0
Vessels held and used	0	0
Vessels, net	0	0
Deferred charges	0	0
Goodwill	0	0
Total	0	0
[FairValueInputsLevel3Member]
Derivatives Fair Value [Line Items]
Vessels held for sale	48,000	39,750
Vessels held and used	0	16,322
Vessels, net	0	0
Deferred charges	0	178
Goodwill	0	0
Total	$ 48,000	$ 56,250